Summary of Significant Accounting Policies - Summary of Maturities of Accounts Payable (Detail) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	€ 10,655,014	€ 7,215,127
Convertible Bonds due to Related Parties	0	71,517
Not later than one year [member]
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	10,655,014	7,215,127
Convertible Bonds due to Related Parties	12.324	71.517
Later than one year [member]
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	0	0
Convertible Bonds due to Related Parties	€ 0	€ 0